FINANCIAL INSTRUMENTS - Credit risk (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	Rp 1,500
Maximum share of total receivables held by any client (as a percent)	4.32%	5.05%
Credit risk
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	Rp 42,377	Rp 47,659
Credit risk | Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	31,947	38,311
Credit risk | Other current financial assets
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	1,349	493
Credit risk | Trade and other receivables
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	8,895	8,705
Credit risk | Other non-current assets
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	Rp 186	Rp 150